Note 3 - Fair Value Measurements - Summary of Unobservable Inputs in Fair Value Measurements (FY) (Details)	Sep. 30, 2020	Jun. 30, 2020 USD ($)	Jun. 03, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value		$ 1,000,000
Measurement Input, Expected Term [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and Rights Outstanding, Measurement Input			5
Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.29			1.04	0.04
Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and Rights Outstanding, Measurement Input				1.60	2.60
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value				$ 6,414
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and Rights Outstanding, Measurement Input				1.04
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and Rights Outstanding, Measurement Input				1.60